OTHER FINANCIAL LIABILITIES - Schedule of other financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current
Total non-current	$ 0	$ 165
Total	0	165
Financial guarantee contracts
Non-current
Total non-current	$ 0	$ 165